Note 8 - Property and Equipment and Leases - Schedule of Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance, Property and equipment and leases	$ 470	$ 467
Additions, Property and equipment and leases	904	3
Additions, Right of use assets	457
Balance, Property and equipment and leases	1,374	470
Balance, Accumulated depreciation	435	420
Amortization, Property and equipment and leases	158	15
Balance, Accumulated depreciation	593	435
Balance, Carrying amounts	781	35
Office and computer equipment [member]
Statement Line Items [Line Items]
Balance, Property and equipment and leases	470	467
Additions, Property and equipment and leases	13	3
Balance, Property and equipment and leases	483	470
Balance, Accumulated depreciation	435	420
Amortization, Property and equipment and leases	14	15
Balance, Accumulated depreciation	449	435
Balance, Carrying amounts	34	35
Mining assets [member]
Statement Line Items [Line Items]
Balance, Property and equipment and leases
Additions, Property and equipment and leases	341
Balance, Property and equipment and leases	341
Balance, Accumulated depreciation
Amortization, Property and equipment and leases	52
Balance, Accumulated depreciation	52
Balance, Carrying amounts	289
Right-of-use assets [member]
Statement Line Items [Line Items]
Balance, Property and equipment and leases
Additions, Property and equipment and leases
Additions, Right of use assets	550
Balance, Property and equipment and leases	550
Balance, Accumulated depreciation
Amortization, Property and equipment and leases	92
Balance, Accumulated depreciation	92
Balance, Carrying amounts	$ 458